Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands																	12 Months Ended
	Dec. 24, 2025	Nov. 27, 2025	Oct. 27, 2025	Sep. 26, 2025	Sep. 25, 2025	Aug. 25, 2025	Aug. 11, 2025	Jul. 22, 2025	Jul. 01, 2025	Jun. 02, 2025	May 02, 2025	Apr. 21, 2025	Mar. 19, 2025	Feb. 19, 2025	Feb. 07, 2025	Jan. 10, 2025	Dec. 31, 2026	Dec. 31, 2025
Federal budget
Disclosure of government contributions [line item]
Total																	$ 263,476,300	$ 395,313,191
Strengthening of Financial Position One, January 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants																$ 20,382,300
Strengthening of Financial Position Two, January 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants																$ 1,803,442
Strengthening of Financial Position | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants							$ 3,548,535	$ 10,511,768	$ 5,256,579	$ 3,700,830	$ 2,905,392	$ 7,930,143	$ 19,284,494	$ 23,532,337	$ 15,000,000
Strengthening of Financial Position One, August 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants						$ 3,422,870
Strengthening of Financial Position Two, August 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants						1,130,818
Strengthening of Financial Position Three, August 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants						$ 1,084,248
Strengthening of Financial Position One, September 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants				$ 1,862,240	$ 145,783,855
Strengthening of Financial Position Two, September 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants				1,616,119	$ 107,984,484
Strengthening of Financial Position Three, September 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants				$ 3,360,425
Strengthening of Financial Position One, October 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants			$ 5,302,977
Strengthening of Financial Position Two, October 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants			$ 121,037
Strengthening of Financial Position One, November 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants		$ 1,023,555
Strengthening of Financial Position Two, November 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants		2,220,543
Strengthening of Financial Position Three, November 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants		$ 2,342,950
Strengthening of Financial Position One, December 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	$ 2,995,311
Strengthening of Financial Position Two, December 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	821,577
Strengthening of Financial Position Three, December 2025 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	$ 384,362